Shareholder Report, Average Annual Return (Details)	9 Months Ended
Jun. 30, 2025
C000252534 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.52%
Solactive GBS Global Markets All Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.26%